INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of major components of income tax expense
The major components of income tax expense include the following for the years ended December 31:

(US$ MILLIONS)	2021	2020	2019
Current income tax expense (recovery)	$33	$27	$77
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(22)	(47)	(68)
Recovery arising from previously unrecognized tax assets	(23)	—	—
Change of tax rates and imposition of new legislations	—	6	—
Deferred income tax expense (recovery)	(45)	(41)	(68)
Total income taxes	$(12)	$(14)	$9

Disclosure of effective tax rate differences
The company’s effective tax rate is different from the company’s composite income tax rate due to the following differences set out below:

	2021	2020	2019
Composite income tax rate	26%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	3	15	7
International operations subject to different tax rates	(25)	(16)	(19)
Taxable income attributable to non-controlling interests	—	—	(3)
Derecognition (Recognition) of deferred tax assets	(28)	(14)	24
Non-recognition of the benefit of current year’s tax losses	—	—	(26)
Change in tax rates and imposition of new legislation	3	3	(12)
Other	7	(5)	(5)
Effective income tax rate	(14)%	10%	(7)%

Disclosure of deferred tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2021 and 2020 relate to the following:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Non-capital losses (Canada)	$2	$9
Losses (U.S.)	—	126
Losses (International)	255	60
Difference in basis	(396)	(368)
Total net deferred tax (liability) asset	$(139)	$(173)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$348	$341
Deferred income tax liabilities	(487)	(514)
Total net deferred tax (liability) asset	$(139)	$(173)
The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Opening net deferred tax (liability) asset	$(173)	$(370)
Recognized in income	45	41
Recognized in other comprehensive income	(24)	(4)
Other (1)	13	160
Net deferred tax (liability) asset	$(139)	$(173)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
After three years from reporting date	$33	$32
Do not expire	364	353
Total	$397	$385

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2021, 2020, and 2019 are set out below:

(US$ MILLIONS)	2021	2020	2019
Net investment hedges	$5	$13	$(2)
Cash flow hedges	7	(5)	1
Pension plan actuarial changes	12	(4)	(1)
Total deferred tax expense (recovery) in other comprehensive income	$24	$4	$(2)